Summary of significant accounting policies - Risks and concentration (Details) - Customer concentration risk	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accounts receivable - third parties, net | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage	77.50%		86.40%
Accounts receivable - third parties, net | Customer A, a third party
Risks and Concentration
Concentration risk percentage	46.50%		42.00%
Accounts receivable - third parties, net | Customer A, a third party
Risks and Concentration
Concentration risk percentage	31.30%
Accounts receivable - third parties, net | Customer B, a third party
Risks and Concentration
Concentration risk percentage			28.60%
Accounts receivable - third parties, net | Customer C, a third party
Risks and Concentration
Concentration risk percentage			15.10%
Total revenues | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage	79.40%	72.90%
Accounts payable | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	18.30%		15.70%
Accounts payable | Supplier B, a third party
Risks and Concentration
Concentration risk percentage	16.50%		12.50%
Accounts payable | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	12.30%		22.80%
Liabilities, Total | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	25.70%	23.10%
Liabilities, Total | Supplier B, a third party
Risks and Concentration
Concentration risk percentage		13.20%
Liabilities, Total | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	21.20%